CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 1,166,596	$ 5,854,382
Accounts receivable - oil and gas - net	0	24,389
Prepaid expenses	56,833	56,833
Total current assets	1,223,429	5,935,604
Oil and gas properties, full cost method
Proved developed producing oil and gas properties, net	63,267	68,884
Total oil and gas properties, net	63,267	68,884
Due from Viking Energy Group, Inc.	6,572,300	4,100,000
Equity method investment	26,837,718	36,299,592
TOTAL ASSETS	34,696,714	46,404,080
Current liabilities
Accounts payable	791,499	1,449,335
Accrued expenses and other current liabilities	3,549,620	2,103,674
Current taxes payable	3,000	3,000
Warrant liability	5,894,179	0
Derivative liability	7,592,744	93,108,568
Total current liabilities	17,831,042	96,664,577
Long-term debt	33,927,760	21,500,000
Asset retirement obligation	61,545	53,055
TOTAL LIABILITIES	51,820,347	118,217,632
Commitments and contingencies (Note 11)	0	0
STOCKHOLDERS' DEFICIT
Common stock, 20,000,000 shares authorized of $0.001 par value, 18,092,663 and 5,142,641 shares issued and outstanding as of December 31, 2022 and 2021, respectively.	18,093	5,143
Additional paid-in-capital	571,888,348	409,469,406
Accumulated Deficit	(589,030,080)	(481,288,115)
TOTAL STOCKHOLDERS' DEFICIT	(17,123,633)	(71,813,552)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	34,696,714	46,404,080
Series G Preferred Stocks [Member]
STOCKHOLDERS' DEFICIT
Preferred stock value	5	10
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock value	$ 1	$ 4